American Customer Satisfaction ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking - 10.6%
Bank of America Corp.	68,072	$3,878,743
JPMorgan Chase & Co.	11,534	3,775,424
Toronto-Dominion Bank	35,537	4,315,258
		11,969,425

Consumer Discretionary Products - 4.6%
General Motors Co.	35,931	2,769,562
Nike, Inc. - Class B	59,924	2,459,880
		5,229,442

Consumer Discretionary Services - 7.7%
Hilton Worldwide Holdings, Inc.	8,599	2,841,626
Texas Roadhouse, Inc. - Class A	16,160	3,122,597
Yum! Brands, Inc.	16,768	2,680,532
		8,644,755

Consumer Staple Products - 2.8%
Coca-Cola Co.	38,498	3,128,732

Financial Services - 3.0%
Charles Schwab Corp.	36,646	3,381,326

Health Care - 8.2%
Humana, Inc.	13,862	5,506,264
UnitedHealth Group, Inc.	8,999	3,740,254
		9,246,518

Industrial Services - 5.3%
Delta Air Lines, Inc.	35,919	3,364,174
FedEx Corp.	6,685	2,093,274
Fedex Freight Holding Co, Inc.(a)	3,342	504,642
		5,962,090

Insurance - 3.3%
Prudential Financial, Inc.	34,836	3,759,849

Media - 12.6%
Alphabet, Inc. - Class C	21,466	7,584,582
Meta Platforms, Inc. - Class A	7,666	4,318,181
Netflix, Inc.(a)	32,292	2,305,649
		14,208,412

Retail & Wholesale - Discretionary - 10.6%
Amazon.com, Inc.(a)	20,643	$4,920,052
Chewy, Inc. - Class A(a)	99,415	1,953,505
Home Depot, Inc.	8,078	2,848,949
Ulta Beauty, Inc.(a)	4,863	2,193,116
		11,915,622

Retail & Wholesale - Staples - 4.8%
Costco Wholesale Corp.	2,919	2,730,637
Walmart, Inc.	23,447	2,655,607
		5,386,244

Software & Tech Services - 3.9%
Microsoft Corp.	11,780	4,394,176

Tech Hardware & Semiconductors - 14.0%
Apple, Inc.	16,969	4,910,150
Dell Technologies, Inc. - Class C	25,365	10,943,983
		15,854,133

Telecommunications - 4.8%
T-Mobile US, Inc.	16,086	2,698,105
Verizon Communications, Inc.	64,998	2,752,015
		5,450,120

Utilities - 3.5%
Atmos Energy Corp.	7,561	1,302,533
NextEra Energy, Inc.	15,312	1,343,934
Sempra	14,487	1,343,090
		3,989,557

TOTAL COMMON STOCKS (Cost $88,228,196)		112,520,401

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(b)	362,464	362,464

TOTAL SHORT-TERM INVESTMENTS (Cost $362,464)		362,464

TOTAL INVESTMENTS - 100.0% (Cost $88,590,660)		$112,882,865
Other Assets in Excess of Liabilities - 0.0%(c)		15,716
TOTAL NET ASSETS - 100.0%		$112,898,581

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.